Intangible Assets (Details) - Schedule of Estimated Future Annual Amortization Expense Related to Intangible Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Annual Amortization Expense Related to Intangible Assets [Abstract]
2024	$ 79,042	$ 82,376
2025	79,042	82,376
2026	79,042	82,376
2027	79,042	82,376
2028		82,376
Thereafter	96,800	120,130
Total	$ 432,729	$ 532,010	$ 614,386